Share Repurchase - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 01, 2020 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2017 shares
Equity, Class of Treasury Stock [Line Items]
Ordinary shares, treasury stock		544,202	544,202	0	0	140,479
Treasury stock, value		¥ 290,913	$ 44,584	¥ 40,267	$ 6,190
Amount of authorized share repurchase program | $	$ 100,000
Stock repurchase program period	2 years
American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Ordinary shares, treasury stock		1,088,404	1,088,404	280,958	280,958